Stockholders' Equity (Deficit) - Schedule Of Common Stock Reserved For Future Issaunce (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	259,066,648	378,754,692
Redeemable Convertible Preferred stock
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	0	290,300,547
Outstanding stock options
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	81,405,867	76,067,205
Outstanding restricted stock units
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	34,054,713	0
Shares available for issuance under the equity incentive plans
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	122,487,648	12,386,940
Outstanding Public Warrants
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	12,218,420	0
Outstanding Private Placement Warrants
Common Stock Reserved For Future Issaunce [Line Items]
Total shares of common stock reserved	8,900,000	0